                        SEMIANNUAL REPORT / JUNE 30 1999

                             AIM MONEY MARKET FUND

                                 [COVER IMAGE]

                           [AIM LOGO APPEARS HERE]

EXCHANGE PRIVILEGE EXPANDED FOR CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

To expand your options for managing your AIM investment account, AIM has approved a broadening of the exchange privilege for shareholders of Cash Reserve Shares of AIM Money Market Fund.
    Effective September 1, 1999, you may exchange Cash Reserve Shares which were purchased (and not acquired through an exchange) into Class B and Class C shares of any other AIM fund. The Class B and Class C shares acquired may be subject to a contingent deferred sales charge (CDSC) when redeemed. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The CDSC charged on shares you acquire through an exchange from Cash Reserve Shares will be calculated based on a period starting on the date you acquired the Class B or Class C shares.
    Class B or Class C shares you acquire through exchange from Cash Reserve Shares may subsequently be exchanged into the same class of any AIM fund, including AIM Money Market Fund. They may not be exchanged back into Cash Reserve Shares.
    Please see your financial consultant if you have any questions regarding this change.


                              AIM MONEY MARKET FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER








                   Dear Shareholder:

                   We are pleased to send you this report on AIM Money Market
     [PHOTO OF     Fund for the six months ended June 30, 1999, a period marked
    Charles T.     by fears of inflation, broadening U.S. markets and
      Bauer,       rejuvenated overseas markets.
   Chairman of
   the Board of        INFLATION STILL AT BAY, U.S. ECONOMY STILL GROWING
     THE FUND      For much of the reporting period, investors and economists
   APPEARS HERE]   worried that the strong U.S. economy would spark inflation.
                   U.S. Treasury securities performed poorly because of heightened concerns that the Federal Reserve Board (the Fed) would raise interest rates to slow economic growth and combat inflation. The primary impetus for these concerns was the dramatic and unexpected rise of consumer prices in April.
                       Uncertainty concerning how much the Fed might raise
                   interest rates eroded Treasury prices in May and June, sending their yields higher. The yield of the benchmark
30-year U.S. Treasury bond soared from 5.09% at the beginning of the reporting period to 6.16% on June 24, its highest level since 1997.
    Speculation surrounding the Fed's possible action did not end until the central bank raised the federal funds rate from 4.75% to 5% on June 30. The Fed also made known its shift from a tightening to a neutral bias, indicating that it planned no further rate hikes in the near future. That sparked a "relief rally" in the bond market, dropping the yield on the 30-year Treasury to 5.97% at the close of the reporting period.
    The Dow Jones Industrial Average closed above 10,000 in March and beyond 11,000 in May. However, these record-setting performances masked a very narrow market early in the reporting period. As time went on, though, a dramatic reversal of this trend began. Markets that had been out of favor in recent years--small- and mid-sized company stocks, cyclical and value stocks--were reporting positive earnings that coaxed investors back. As a result, the overall market in the United States broadened.

FOREIGN MARKETS RECOVERING
The Fed's 1998 rate cuts helped halt the downward spiral that started in Asia and gave emerging markets--and the global financial system--a big scare last summer. Asian markets have rallied during recent months, and investor confidence in Latin America is returning. Some economists also believe that Japan's financial woes may have bottomed out with markets there on the way back up.
    Elsewhere, the debut of Europe's new common currency, the euro, at the beginning of 1999 went smoothly. But economists are concerned about Europe's economic outlook because of widely varying growth rates among the euro-zone countries. And unlike other foreign markets, the performance of European markets during the past six months has been largely flat.

FUND CONTINUES TO PROVIDE STABILITY
During the reporting period, the fund maintained a weighted average maturity
(WAM) in the 20- to 25-day range. As of June 30, 1999, the WAM stood at 21 days. This strategy produced competitive yields. As the reporting period closed, seven-day yields for the fund were 3.26% for Class B and Class C shares and 4.01% for Cash Reserve Shares. Total net assets in the fund stood at $1.23 billion as of June 30.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the fund is neither insured nor guaranteed by the U.S. government. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

QUESTIONS? COMMENTS?
If you have any questions or comments about this report on your fund, please feel free to contact our Client Services department at 800-959-4246. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. Or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                      ------------------------------------

                                 FOR MUCH OF THE

                                REPORTING PERIOD,

                                  INVESTORS AND

                               ECONOMISTS WORRIED

                              THAT THE STRONG U.S.

                                  ECONOMY WOULD

                                SPARK INFLATION.

                      ------------------------------------


                                    COVER ART:

                                   WATERLILIES

                                 BY CLAUDE MONET

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                           MATURITY   PAR (000)       VALUE
BANK NOTES-1.02%

BANKS (DOMESTIC)-1.02%

Atlantic American Corp.
  5.09%(a) (Cost
    $12,500,000)           06/01/09   $ 12,500    $   12,500,000
----------------------------------------------------------------

COMMERCIAL PAPER-40.49%(B)

ASSET-BACKED SECURITIES-COMMERCIAL/LOANS/LEASES-3.68%

Centric Capital Corp.
  4.81%                    07/30/99     20,000        19,922,506
----------------------------------------------------------------
  4.94%                    08/09/99     15,000        14,919,725
----------------------------------------------------------------
  4.81%                    10/04/99     10,600        10,465,454
----------------------------------------------------------------
                                                      45,307,685
----------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.44%

Bavaria TRR Corporation
  4.97%                    07/06/99     20,500        20,485,849
----------------------------------------------------------------
  5.12%                    07/27/99     25,000        24,907,556
----------------------------------------------------------------
Clipper Receivables Corp.
  4.96%                    08/09/99     20,000        19,892,533
----------------------------------------------------------------
Edison Asset
  Securitization, L.L.C.
  4.79%                    07/14/99     10,000         9,982,703
----------------------------------------------------------------
  4.93%                    08/27/99     25,000        24,804,854
----------------------------------------------------------------
  4.85%                    09/13/99     13,000        12,870,397
----------------------------------------------------------------
Falcon Asset
  Securitization Corp.
  4.81%                    09/20/99     28,500        28,191,559
----------------------------------------------------------------
Preferred Receivables Funding Corp.
  5.06%                    08/11/99     30,000        29,827,117
----------------------------------------------------------------
Receivables Capital Corp.
  4.93%                    08/03/99     24,865        24,752,631
----------------------------------------------------------------
  4.96%                    08/03/99     18,742        18,656,786
----------------------------------------------------------------
Sheffield Receivables
  Corp.
  4.95%                    07/22/99     25,000        24,927,885
----------------------------------------------------------------
                                                     239,299,870
----------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE RECEIVABLES-4.86%

Asset Securitization Cooperative
  Corp.
  4.92%                    08/06/99     20,000        19,901,600
----------------------------------------------------------------
  5.10%                    03/10/99     25,000        24,988,518
----------------------------------------------------------------
Ciesco L.P.
  5.16%                    08/17/99     15,000        14,898,950
----------------------------------------------------------------
                                                      59,789,068
----------------------------------------------------------------

BANKS (DOMESTIC)-2.73%

FCE Bank PLC (United Kingdom)
  4.82%                    07/15/99     15,000        14,971,883
----------------------------------------------------------------
First Chicago Financial
  Corp.
  4.85%                    09/13/99      9,000         8,910,275
----------------------------------------------------------------

                           MATURITY   PAR (000)       VALUE
BANKS (DOMESTIC)-(CONTINUED)

UBS Finance (Delaware)
  Inc.
  4.82%                    12/23/99   $ 10,000    $    9,765,694
----------------------------------------------------------------
                                                      33,647,852
----------------------------------------------------------------

METALS (MINING)-4.05%

Rio Tinto America, Inc.
  5.00%                    07/15/99     30,000        29,941,667
----------------------------------------------------------------
U.S. Borax, Inc.
  4.81%                    08/06/99     20,000        19,903,800
----------------------------------------------------------------
                                                      49,845,467
----------------------------------------------------------------

MULTIPLE INDUSTRY-5.72%

Diageo Capital PLC (United Kingdom)
  4.78%                    08/31/99     21,000        20,829,912
----------------------------------------------------------------
General Electric Capital
  Corp.
  4.81%                    09/07/99     25,000        24,772,861
----------------------------------------------------------------
  4.83%                    09/08/99     25,000        24,768,563
----------------------------------------------------------------
                                                      70,371,336
----------------------------------------------------------------
    Total Commercial
      Paper (Cost
      $498,261,278)                                  498,261,278
----------------------------------------------------------------

TAXABLE MUNICIPAL BONDS-1.60%

HOSPITAL MANAGEMENT-0.79%

Illinois Health
  Facilities Authority
  (Loyola University
  Health Systems);
  Revenue Bonds
  5.30%(c)                 07/01/24      9,699         9,699,999
----------------------------------------------------------------

MULTIPLE INDUSTRY-0.81%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds
  4.92%(c)                 02/01/23     10,000        10,000,000
----------------------------------------------------------------
    Total Taxable
      Municipal Bonds
      (Cost $19,699,999)                              19,699,999
----------------------------------------------------------------

MASTER NOTE AGREEMENTS-13.81%

Citicorp Securities, Inc.(d)
  6.25%                    07/26/99     56,000        56,000,000
----------------------------------------------------------------
Merrill Lynch Mortgage Capital,
  Inc.(e)
  6.28%                    08/16/99     55,000        55,000,000
----------------------------------------------------------------
Morgan Stanley, Dean
  Witter, Discover &
  Co.(f)
  6.10%                    11/22/99     59,000        59,000,000
----------------------------------------------------------------
    Total Master Note
      Agreements (Cost
      $170,000,000)                                  170,000,000
----------------------------------------------------------------

                           MATURITY   PAR (000)       VALUE
TIME DEPOSITS-4.06%

Banque Bruxelles Lambert
  London
  5.25% (Cost
    $50,000,000)           07/06/99   $ 50,000    $   50,000,000
----------------------------------------------------------------
    Total Investments
      (excluding
      repurchase
      agreements) (Cost
      $750,461,277)                                  750,461,277
----------------------------------------------------------------

REPURCHASE AGREEMENTS-35.87%(G)

CIBC Oppenheimer Corp.(h)
  4.95%                    07/01/99    196,003       196,002,562
----------------------------------------------------------------
Dean Witter Reynolds
  Inc.(i)
  4.85%                    07/01/99     45,439        45,438,845
----------------------------------------------------------------

                           MATURITY   PAR (000)       VALUE
REPURCHASE AGREEMENTS-(CONTINUED)

Dresdner Kleinwort Benson
  North America, LLC(j)
  4.95%                    07/01/99   $200,000    $  200,000,000
----------------------------------------------------------------
    Total Repurchase
      Agreements (Cost
      $441,441,407)                                  441,441,407
----------------------------------------------------------------
TOTAL INVESTMENTS-96.85%                           1,191,902,684(k)
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-3.15%                                   38,799,688
----------------------------------------------------------------
NET ASSETS-100.00%                                $1,230,702,372
================================================================

Notes to Schedule of Investments:

(a) Interest rates are redetermined weekly. Rate shown is the rate in effect on 06/30/99.
(b) Treasury bills and some commercial paper are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 06/30/99.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/99.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement generally upon one business day notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/99.
(f) Master Note Purchase Agreement may be terminated by either party upon three business days prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/99.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 06/30/99 with a maturing value of $300,041,250. Collateralized $538,333,194 by U.S. Government obligations, 5.50% to 6.788% due 12/01/13 to 06/01/37 with an aggregate market value at 06/30/99 of $306,000,000.
(i) Joint repurchase agreement entered into 06/30/99 with a maturing value of $100,013,472. Collateralized $103,110,000 by U.S. Government obligations, 0% to 7% due 01/13/04 to 04/28/14 with an aggregate market value at 06/30/99 of $102,002,666.
(j) Repurchase agreement entered into 06/30/99 with a maturing value of $200,027,500. Collateralized $343,394,181 by U.S. Government obligations, 0% to 8.00% due 12/01/99 to 07/01/34 with an aggregate market value at 06/30/99 of $204,000,747.
(k) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  750,461,277
----------------------------------------------------------
Repurchase agreements                          441,441,407
----------------------------------------------------------
Receivables for:
  Fund shares sold                              69,405,830
----------------------------------------------------------
  Interest                                         940,854
----------------------------------------------------------
Investment for deferred compensation plan           83,325
----------------------------------------------------------
Other assets                                       425,204
----------------------------------------------------------
    Total assets                             1,262,757,897
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        29,968,279
----------------------------------------------------------
  Dividends                                        271,005
----------------------------------------------------------
  Deferred compensation plan                        83,325
----------------------------------------------------------
Accrued advisory fees                              557,673
----------------------------------------------------------
Accrued distribution fees                          986,843
----------------------------------------------------------
Accrued transfer agent fees                        188,400
----------------------------------------------------------
    Total liabilities                           32,055,525
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,230,702,372
----------------------------------------------------------

NET ASSETS:

AIM Cash Reserve Shares                     $  854,624,247
==========================================================
Class B                                     $  332,955,450
==========================================================
Class C                                     $   43,122,675
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        854,599,844
==========================================================
Class B                                        332,943,176
==========================================================
Class C                                         43,122,160
==========================================================
AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                         $         1.00
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                      $33,766,458
---------------------------------------------------------

EXPENSES:

Advisory fees                                   3,650,851
---------------------------------------------------------
Administrative services fees                       43,684
---------------------------------------------------------
Custodian fees                                    121,295
---------------------------------------------------------
Distribution fees - Class B                     1,638,920
---------------------------------------------------------
Distribution fees - Class C                       185,069
---------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares     1,245,456
---------------------------------------------------------
Trustees' fees                                     10,437
---------------------------------------------------------
Transfer agent fees - Class B                     259,088
---------------------------------------------------------
Transfer agent fees - Class C                      29,257
---------------------------------------------------------
Transfer agent fees - AIM Cash Reserve
  Shares                                          787,551
---------------------------------------------------------
Other                                             484,718
---------------------------------------------------------
    Total expenses                              8,456,326
---------------------------------------------------------
Less: Expenses paid indirectly                     (8,996)
---------------------------------------------------------
    Net expenses                                8,447,330
---------------------------------------------------------
Net investment income                          25,319,128
---------------------------------------------------------
Net realized gain from investments                     83
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $25,319,211
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and the year ended December 31, 1998 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   1999              1998
                                                              --------------    --------------
OPERATIONS:
  Net investment income                                       $   25,319,128    $   46,894,254
----------------------------------------------------------------------------------------------
  Net realized gain from investments                                      83             2,781
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          25,319,211        46,897,035
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                 --       (20,797,936)
----------------------------------------------------------------------------------------------
  Class B                                                         (5,112,934)       (6,486,731)
----------------------------------------------------------------------------------------------
  Class C                                                           (584,700)         (628,599)
----------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                        (19,621,494)      (18,980,988)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                 --      (375,997,608)
----------------------------------------------------------------------------------------------
  Class B                                                         22,420,892       194,469,771
----------------------------------------------------------------------------------------------
  Class C                                                         15,731,835        19,103,703
----------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                       (324,447,095)      834,944,363
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (286,294,285)      672,523,010
----------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                          1,516,996,657       844,473,647
----------------------------------------------------------------------------------------------
  End of period                                               $1,230,702,372    $1,516,996,657
==============================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $1,230,665,181    $1,516,959,549
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                    37,191            37,108
----------------------------------------------------------------------------------------------
                                                              $1,230,702,372    $1,516,996,657
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class B shares, Class C shares and AIM Cash Reserve Shares. The Fund formerly also offered Class A shares; however, on December 21, 1998 the Class A shares were reclassified as AIM Cash Reserve Shares. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared daily and paid monthly.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1999, AIM was paid $43,684 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1999, the Fund paid AFS $675,048 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B, Class C and the AIM Cash Reserve Shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares and the AIM Cash Reserve Shares (the "Class C and Cash Reserve Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class C and Cash Reserve Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1999, the Class B, Class C, and AIM Cash Reserve Shares paid AIM Distributors $1,638,920, $185,069 and $1,245,445, respectively, as compensation under the Plans.
    During the six months ended June 30, 1999, AIM Distributors received $119,710 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
    During the six months ended June 30, 1999, the Fund paid legal fees of $3,143 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $8,951 and $45, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $8,996 during the six months ended June 30, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                                               JUNE 30, 1999                        DECEMBER 31, 1998
                                                     ----------------------------------    -----------------------------------
                                                         SHARES             AMOUNT             SHARES              AMOUNT
                                                     ---------------    ---------------    ---------------    ----------------
Sold:
  Class A*                                                        --    $            --     12,526,260,894    $ 12,526,260,894
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                608,083,051        608,083,051        732,230,888         732,230,888
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                243,289,189        243,289,189        350,900,238         350,900,238
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                              5,411,215,221      5,411,215,221      6,566,275,190       6,566,275,190
------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A*                                                        --                 --         15,630,817          15,630,817
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                  4,223,258          4,223,258          5,684,934           5,684,934
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    450,635            450,635            536,206             536,206
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                 14,767,566         14,767,566         15,456,154          15,456,154
------------------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions**:
  Class A*                                                        --                 --            135,276             135,276
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         --                 --         72,923,588          72,923,588
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         --                 --          5,548,897           5,548,897
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                         --                 --        117,682,745         117,682,745
------------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A*                                                        --                 --    (12,918,024,595)    (12,918,024,595)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                               (589,885,418)      (589,885,418)      (616,369,639)       (616,369,639)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                               (228,007,989)      (228,007,989)      (337,881,638)       (337,881,638)
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                             (5,750,429,881)    (5,750,429,881)    (5,864,469,726)     (5,864,469,726)
------------------------------------------------------------------------------------------------------------------------------
                                                        (286,294,368)   $  (286,294,368)       672,520,229    $    672,520,229
==============================================================================================================================

 * Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.

** The Fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
   February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class B and AIM Cash Reserve Shares outstanding during the six months ended June 30, 1999 and each of the years in the five-year period ended December 31, 1998, and for a share of Class C outstanding during the six months ended June 30, 1999, the year ended December 31, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                       CLASS B SHARES
                                                               ----------------------------------------------------------------
                                                                                               DECEMBER 31,
                                                               JUNE 30,     ---------------------------------------------------
                                                                 1999         1998       1997       1996      1995       1994
                                                               --------     --------   --------   --------   -------   --------
Net asset value, beginning of period                           $   1.00     $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
------------------------------------------------------------   --------     --------   --------   --------   -------   --------
Income from investment operations:
 Net investment income                                           0.0156       0.0371     0.0378     0.0360    0.0419     0.0259
------------------------------------------------------------   --------     --------   --------   --------   -------   --------
Less distributions:
 Dividends from net investment income                           (0.0156)     (0.0371)   (0.0378)   (0.0360)  (0.0419)   (0.0259)
------------------------------------------------------------   --------     --------   --------   --------   -------   --------
Net asset value, end of period                                 $   1.00     $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
============================================================   ========     ========   ========   ========   =======   ========
Total return(a)                                                    1.57%        3.78%      3.84%      3.66%     4.27%      2.62%
============================================================   ========     ========   ========   ========   =======   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $332,955     $310,534   $116,058   $ 91,148   $69,857   $ 33,999
============================================================   ========     ========   ========   ========   =======   ========
Ratio of expenses to average net assets                            1.79%(b)     1.81%      1.80%      1.81%     1.78%      1.78%(c)
============================================================   ========     ========   ========   ========   =======   ========
Ratio of net investment income to average net assets               3.17%(b)     3.71%      3.80%      3.60%     4.14%      3.14%(c)
============================================================   ========     ========   ========   ========   =======   ========

(a) Does not deduct contingent deferred sales charges where applicable and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $330,500,367.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.87% and 3.05%, respectively, for 1994.

                                                     CLASS C SHARES                  AIM CASH RESERVE SHARES
                                            --------------------------------    ----------------------------------
                                                            DECEMBER 31,                         DECEMBER 31,
                                            JUNE 30,    --------------------    JUNE 30,    ----------------------
                                              1999        1998        1997        1999         1998         1997
                                            --------    --------    --------    --------    ----------    --------
Net asset value, beginning of period        $  1.00     $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
----------------------------------------    -------     --------    --------    --------    ----------    --------
Income from investment operations:
  Net investment income                      0.0156       0.0371      0.0158      0.0193        0.0453      0.0456
----------------------------------------    -------     --------    --------    --------    ----------    --------
Less distributions:
  Dividends from net investment income      (0.0156)     (0.0371)    (0.0158)    (0.0193)      (0.0453)    (0.0456)
----------------------------------------    -------     --------    --------    --------    ----------    --------
Net asset value, end of period              $  1.00     $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
========================================    =======     ========    ========    ========    ==========    ========
Total return(a)                                1.57%        3.78%       3.92%       1.95%         4.62%       4.66%
========================================    =======     ========    ========    ========    ==========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $43,123     $ 27,391    $  8,287    $854,624    $1,179,072    $344,117
========================================    =======     ========    ========    ========    ==========    ========
Ratio of expenses to average net assets        1.79%(b)     1.81%       1.80%(c)    1.04%(b)      0.99%       1.05%
========================================    =======     ========    ========    ========    ==========    ========
Ratio of net investment income to
  average net assets                           3.17%(b)     3.71%       3.80%(c)    3.92%(b)      4.53%       4.55%
========================================    ========    ========    ========    ========    ==========    ========

                                              AIM CASH RESERVE SHARES
                                          --------------------------------
                                                    DECEMBER 31,
                                          --------------------------------
                                            1996        1995        1994
                                          --------    --------    --------
Net asset value, beginning of period      $   1.00    $   1.00    $   1.00
----------------------------------------  --------    --------    --------
Income from investment operations:
  Net investment income                     0.0433      0.0493      0.0337
----------------------------------------  --------    --------    --------
Less distributions:
  Dividends from net investment income     (0.0433)    (0.0493)    (0.0337)
----------------------------------------  --------    --------    --------
Net asset value, end of period            $   1.00    $   1.00    $   1.00
========================================  ========    ========    ========
Total return(a)                               4.41%       5.04%       3.42%
========================================  ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $315,470    $293,450    $359,952
========================================  ========    ========    ========
Ratio of expenses to average net assets       1.08%       1.04%       0.99%(d)
========================================  ========    ========    ========
Ratio of net investment income to
  average net assets                          4.32%       4.92%       3.49%(d)
========================================  ========    ========    ========

(a) Does not deduct contingent deferred sales charges where applicable and is annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $37,320,572 and $1,004,621,722 for Class C and AIM Cash Reserve Shares, respectively.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.08% and 3.40%, respectively, for 1994.

BOARD OF TRUSTEES                                 OFFICERS                                    OFFICE OF THE FUND

Charles T. Bauer                                  Charles T. Bauer                            11 Greenway Plaza
Chairman                                          Chairman                                    Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                   INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                            A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary         11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                                Gary T. Crum                                Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                                  TRANSFER AGENT
Director                                          Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer                A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Edward K. Dunn Jr.                                Robert G. Alley                             Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman and President,                                                         CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Stuart W. Coco
President, Mercantile Bankshares                  Vice President                              State Street Bank and Trust Company
                                                                                              225 Franklin Street
Jack Fields                                       Melville B. Cox                             Boston, MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                          COUNSEL TO THE FUND
Formerly Member                                   Karen Dunn Kelley
of the U.S. House of Representatives              Vice President                              Ballard Spahr
                                                                                              Andrews & Ingersoll, LLP
Carl Frischling                                   Edgar M. Larsen                             1735 Market Street
Partner                                           Vice President                              Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP
                                                  Mary J. Benson                              COUNSEL TO THE TRUSTEES
Robert H. Graham                                  Assistant Vice President and
President and Chief Executive Officer             Assistant Treasurer                         Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                                                                   919 Third Avenue
                                                  Sheri Morris                                New York, NY 10022
Prema Mathai-Davis                                Assistant Vice President and
Chief Executive Officer, YWCA of the U.S.A.,      Assistant Treasurer                         DISTRIBUTOR
Commissioner, New York City Dept. for
the Aging; and member of the Board of Directors,  Renee A. Friedli                            A I M Distributors, Inc.
Metropolitan Transportation Authority of          Assistant Secretary                         11 Greenway Plaza
New York State                                                                                Suite 100
                                                  P. Michelle Grace                           Houston, TX 77046
Lewis F. Pennock                                  Assistant Secretary
Attorney
                                                  Jeffrey H. Kupor
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Nancy L. Martin
Limited Partnership                               Assistant Secretary

                                                  Ofelia M. Mayo
                                                  Assistant Secretary

                                                  Lisa A. Moss
                                                  Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

   This report may be distributed only to current shareholders or to persons who have received a current effective prospectus of the Fund.

                            THE AIM FAMILY OF FUNDS--Registered Trademark--



GROWTH FUNDS                               MONEY MARKET FUNDS                       A I M Management Group Inc. has
AIM Aggressive Growth Fund(1)              AIM Money Market Fund                    provided leadership in the mutual-fund
AIM Blue Chip Fund                         AIM Tax-Exempt Cash Fund                 industry since 1976 and managed
AIM Capital Development Fund                                                        approximately $121 billion in assets
AIM Constellation Fund                     INTERNATIONAL GROWTH FUNDS               for more than 6.3 million
AIM Dent Demographic Trends Fund           AIM Advisor International Value Fund     shareholders, including individual
AIM Large Cap Growth Fund                  AIM Asian Growth Fund                    investors, corporate clients and
AIM Mid Cap Equity Fund(A)                 AIM Developing Markets Fund              financial institutions, as of June
AIM Select Growth Fund                     AIM Europe Growth Fund                   30, 1999.
AIM Small Cap Growth Fund(B)               AIM European Development Fund                The AIM Family of Funds--Registered
AIM Small Cap Opportunities Fund           AIM International Equity Fund            Trademark-- is distributed nationwide,
AIM Value Fund                             AIM Japan Growth Fund                    and AIM today is the 10th-largest mutual-
AIM Weingarten Fund                        AIM Latin American Growth Fund           fund complex in the United States in
                                           AIM New Pacific Growth Fund              assets under management, according
GROWTH & INCOME FUNDS                                                               to Strategic Insight, an independent
AIM Advisor Flex Fund                      GLOBAL GROWTH FUNDS                      mutual-fund monitor.
AIM Advisor Large Cap Value Fund           AIM Global Aggressive Growth Fund
AIM Advisor Real Estate Fund               AIM Global Growth Fund
AIM Balanced Fund
AIM Basic Value Fund(C)                    GLOBAL GROWTH & INCOME FUNDS
AIM Charter Fund                           AIM Global Growth & Income Fund
                                           AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund                     GLOBAL INCOME FUNDS
AIM High Yield Fund                        AIM Emerging Markets Debt Fund(D)
AIM High Yield Fund II                     AIM Global Government Income Fund
AIM Income Fund                            AIM Global Income Fund
AIM Intermediate Government Fund           AIM Strategic Income Fund
AIM Limited Maturity Treasury Fund
                                           THEME FUNDS
TAX-FREE INCOME FUNDS                      AIM Global Consumer Products and Services Fund
AIM High Income Municipal Fund             AIM Global Financial Services Fund
AIM Municipal Bond Fund                    AIM Global Health Care Fund
AIM Tax-Exempt Bond Fund of Connecticut    AIM Global Infrastructure Fund
AIM Tax-Free Intermediate Fund             AIM Global Resources Fund
                                           AIM Global Telecommunications and Technology Fund(E)
                                           AIM Global Trends Fund(F)



(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998.
(A)On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                                        [AIM LOGO APPEARS HERE]

                             INVEST WITH DISCIPLINE--Registered Trademark--